OLD MUTUAL FUNDS II

SUPPLEMENT DATED SEPTEMBER 23, 2008

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II dated July 28, 2008. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the last paragraph under the heading “More About the Funds – Investment Strategies and Risks – TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund” as presented on page 86 of the Prospectus:

In addition to portfolio holdings derived from TS&W’s four-factor valuation model and fundamental research described above, a portion of the Fund’s portfolio will be constructed using TS&W’s quantitative optimization procedure.  This quantitative optimization procedure utilizes TS&W’s four factor screened small-cap universe to construct an expanded Fund portfolio of securities with risk and return characteristics similar to the portfolio identified by TS&W’s four-factor valuation model and fundamental research.

The following information supplements the disclosure under “More About the Funds – More About Investment Strategies and Risks” on pages 86 through 87 of the Prospectus and shall remain in effect until the Short Sales Order (defined below) terminates:

On September 18, 2008 and as subsequently amended, the SEC issued an emergency order that temporarily prohibits any person from effecting short sales in publicly traded companies of certain financial firms (the “Short Sales Order”). The Short Sales Order is effective through October 2, 2008, unless extended by the SEC.

As a result of the Short Sales Order, certain short sales opportunities are now unavailable to the Funds until the Short Sales Order is withdrawn or modified. The Short Sales Order may also indirectly impact the selection of securities for the Funds’ long portfolios because the Short Sale Order might preclude the Funds from hedging long sector and industry risk through the short selling of the securities of financial firms identified in the Short Sales Order. The Short Sales Order may also indirectly impact pricing and operations in equity derivatives markets related to the securities of companies identified in the Short Sales Order, specifically stock index futures and stock index options that are traded by the Funds. The emergency nature of the Short Sales Order creates some uncertainty in established stock and derivative market mechanisms. Therefore unforeseen market and operational risks may result from the Short Sales Order.

The short selling of common stock is a significant portion of the investment strategy of the Old Mutual Analytic U.S. Long/Short Fund. The Short Sales Order may therefore alter the implementation of the Sub-Adviser’s investment program for the Fund with respect to short selling the securities of financial firms identified in the Short Sales Order while the Short Sales Order is in effect.

The following information supplements the disclosure under “More About the Funds – Disclosure of Portfolio Holdings” on page 88 of the Prospectus and shall remain in effect until the Disclosure Order (defined below) terminates:

The SEC issued an emergency order that temporarily requires certain institutional investment managers, including the sub-advisers to the Funds, to report on a weekly basis information concerning daily short sales of securities, including short sales effected by the Funds (the “Disclosure Order”). Pursuant to the Disclosure Order, qualifying short sales effected by the Funds will be filed on Form SH as required by the Disclosure Order.

During the time that the Disclosure Order, any subsequent modification of the Disclosure Order, or any similar Order or directive of the SEC is in effect, the Funds’ policies and procedures related to the disclosure of each Fund’s portfolio holdings shall be considered modified by the disclosure obligations of the Disclosure Order. As a result, the Funds’ portfolio positions or holdings may be publicly disclosed more frequently than otherwise permitted under the Funds’ policies and procedures.

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Distributor: Old Mutual Investment Partners

R-08-366 09/2008

OLD MUTUAL FUNDS II

SUPPLEMENT DATED SEPTEMBER 23, 2008

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II dated July 28, 2008, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the last paragraph under the heading “More About the Funds – Investment Strategies and Risks – TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund” as presented on page 97 of the Prospectus:

In addition to portfolio holdings derived from TS&W’s four-factor valuation model and fundamental research described above, a portion of the Fund’s portfolio will be constructed using TS&W’s quantitative optimization procedure.  This quantitative optimization procedure utilizes TS&W’s four factor screened small-cap universe to construct an expanded Fund portfolio of securities with risk and return characteristics similar to the portfolio identified by TS&W’s four-factor valuation model and fundamental research.

The following information supplements the disclosure under “More About the Funds – More About Investment Strategies and Risks” on pages 98 through 99 of the Prospectus and shall remain in effect until the Short Sales Order (defined below) terminates:

On September 18, 2008 and as subsequently amended, the SEC issued an emergency order that temporarily prohibits any person from effecting short sales in publicly traded companies of certain financial firms (the “Short Sales Order”). The Short Sales Order is effective through October 2, 2008, unless extended by the SEC.

As a result of the Short Sales Order, certain short sales opportunities are now unavailable to the Funds until the Short Sales Order is withdrawn or modified. The Short Sales Order may also indirectly impact the selection of securities for the Funds’ long portfolios because the Short Sale Order might preclude the Funds from hedging long sector and industry risk through the short selling of the securities of financial firms identified in the Short Sales Order. The Short Sales Order may also indirectly impact pricing and operations in equity derivatives markets related to the securities of companies identified in the Short Sales Order, specifically stock index futures and stock index options that are traded by the Funds. The emergency nature of the Short Sales Order creates some uncertainty in established stock and derivative market mechanisms. Therefore unforeseen market and operational risks may result from the Short Sales Order.

The short selling of common stock is a significant portion of the investment strategy of the Old Mutual Analytic U.S. Long/Short Fund. The Short Sales Order may therefore alter the implementation of the Sub-Adviser’s investment program for the Fund with respect to short selling the securities of financial firms identified in the Short Sales Order while the Short Sales Order is in effect.

The following information supplements the disclosure under “More About the Funds – Disclosure of Portfolio Holdings” on page 99 of the Prospectus and shall remain in effect until the Disclosure Order (defined below) terminates:

The SEC issued an emergency order that temporarily requires certain institutional investment managers, including the sub-advisers to the Funds, to report on a weekly basis information concerning daily short sales of securities, including short sales effected by the Funds (the “Disclosure Order”). Pursuant to the Disclosure Order, qualifying short sales effected by the Funds will be filed on Form SH as required by the Disclosure Order.

During the time that the Disclosure Order, any subsequent modification of the Disclosure Order, or any similar Order or directive of the SEC is in effect, the Funds’ policies and procedures related to the disclosure of each Fund’s portfolio holdings shall be considered modified by the disclosure obligations of the Disclosure Order. As a result, the Funds’ portfolio positions or holdings may be publicly disclosed more frequently than otherwise permitted under the Funds’ policies and procedures.

_______________________________________________________________

Distributor: Old Mutual Investment Partners

R-08-365  09/2008